SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - USD ($)																																									1 Months Ended						3 Months Ended					9 Months Ended			12 Months Ended
		Sep. 30, 2024		Jul. 02, 2024	May 31, 2024	May 30, 2024	Feb. 02, 2024	Dec. 31, 2023		Dec. 25, 2023	Nov. 08, 2023	Oct. 31, 2023	Sep. 19, 2023	Jul. 17, 2023	Jun. 15, 2023	May 19, 2023	Apr. 26, 2023	Jan. 05, 2023	Dec. 23, 2022	Oct. 15, 2022	Sep. 15, 2022	Aug. 20, 2022	Aug. 16, 2022	Aug. 15, 2022	Aug. 13, 2022	Aug. 11, 2022	Aug. 10, 2022	Jul. 23, 2022	Jul. 15, 2022	Jun. 22, 2022	Jun. 05, 2022	May 30, 2022	May 16, 2022	May 10, 2022	May 05, 2022	Apr. 27, 2022	Dec. 10, 2021	Jun. 14, 2019	Jun. 03, 2019	Feb. 12, 2018	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2023		Jun. 30, 2023	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024		Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Oct. 31, 2024	Feb. 23, 2024	Jan. 05, 2024	Dec. 08, 2023	Dec. 01, 2023	Nov. 30, 2023	Nov. 10, 2023	Oct. 30, 2023	Apr. 30, 2023	Feb. 01, 2023	Dec. 15, 2022	Sep. 28, 2022	Feb. 01, 2021	May 05, 2020
Short-Term Debt [Line Items]
Debt Instrument, Face Amount														$ 1,944,000
Notes Payable		$ 2,678,403						$ 3,911,446																																				$ 3,911,446			$ 2,678,403					$ 2,678,403			$ 3,911,446		$ 1,098,158
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																													$ 0.55
Long-Term Debt, Current Maturities		4,832,437						3,911,446																																				3,911,446			4,832,437					4,832,437			3,911,446
Interest Expense, Debt																																															218,666				$ 178,016	724,127		$ 391,735	593,383		183,567
Gain (Loss) on Extinguishment of Debt																																																							(116,591,322)
Amortization of Debt Issuance Costs																																																				811,665		265,156
Proceeds from Related Party Debt																																																				775,167		$ 841,373	675,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																													2,750,001
Stock Issued During Period, Value, New Issues
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[1]	175,000						175,000																																				175,000			175,000					175,000			175,000
Debt instrument face amount																																									$ 146,000
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[2]	107,000						40,000	[3]																																			40,000	[3]		107,000					107,000			40,000	[3]
Glen Miller [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities		305,000	[4]					250,000	[4],[5]																																			250,000	[4],[5]		305,000	[4]				305,000	[4]		250,000	[4],[5]		[5]
Jeff Rizzo [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities		81,658	[6]					65,000	[6],[7]																																			65,000	[6],[7]		81,658	[6]				81,658	[6]		65,000	[6],[7]		[7]
Charles B Rizzo [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[8]
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[9]							175,000																																				175,000											175,000
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[3]
Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Debt Issuance Costs, Net					$ 3,010,000
Paycheck Protection Program Note Forgiveness [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																																																							$ 406,152	$ 406,152
Debt Instrument, Decrease, Forgiveness																																																									812,304
Titan Trucking LLC [Member] | Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																																														$ 175,000			$ 712,470
Long-Term Debt, Current Maturities		712,470																																													712,470					712,470
Debt Instrument, Interest Rate, Effective Percentage																																																															13.00%				10.50%
Debt penalty charges								50,000
Proceeds from Issuance of Debt																																									370,000
Debt Instrument, Decrease, Forgiveness																																									220,000
Accrued interest																																									4,000
Titan Trucking LLC [Member] | Titan Holdings 2 [Member] | Customer One Contracts [Member]
Short-Term Debt [Line Items]
Cash proceeds from issuance of debt																																									100,000
Titan Trucking LLC [Member] | Titan Holdings 2 [Member] | Customer Two Contracts [Member]
Short-Term Debt [Line Items]
Unamortized Debt Issuance Expense																																									50,000
Titan Trucking LLC [Member] | Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Proceeds from Related Party Debt		170,439
Titan Trucking LLC [Member] | Glen Miller [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																																												$ 55,000						$ 250,000
Long-Term Debt, Current Maturities		250,000																																													250,000					250,000
Debt instrument fees percentage																																																												10.00%						10.00%
Debt Instrument, Unamortized Discount																																																												$ 5,000
Long-Term Debt		55,000																																													55,000					55,000
Titan Trucking LLC [Member] | Jeff Rizzo [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																																																$ 65,000
Debt Instrument, Interest Rate, Effective Percentage																																																	10.00%
Proceeds from Related Party Debt		16,658
Debt instrument fees percentage																																																																10.00%
Titan Trucking LLC [Member] | Charles B Rizzo [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance of Debt																																									370,000
Debt Instrument, Decrease, Forgiveness																																									220,000
Accrued interest																																									70,000
Titan Trucking LLC [Member] | Charles B Rizzo [Member] | Customer One Contracts [Member]
Short-Term Debt [Line Items]
Unamortized Debt Issuance Expense																																									100,000
Titan Trucking LLC [Member] | Charles B Rizzo [Member] | Customer Two Contracts [Member]
Short-Term Debt [Line Items]
Unamortized Debt Issuance Expense																																									$ 50,000
Titan Trucking LLC [Member] | Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																																														$ 175,000			$ 712,470
Debt Instrument, Interest Rate, Effective Percentage																																																															13.00%				10.50%
Debt penalty charges								50,000
Proceeds from Related Party Debt								66,000
Titan Trucking LLC [Member] | Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Proceeds from Related Party Debt								40,000
Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Notes Payable					$ 2,859,898
Stock Issued During Period, Shares, New Issues					552,000
Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock																																															$ 655,889		$ 1,568,895			1,568,895
Stock Issued During Period, Shares, New Issues						42,220,000
Stock Issued During Period, Value, New Issues						$ 4,222,000
Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues														7,000,000
Series A Preferred Stock [Member] | Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues				$ 3,010,000
Series A Preferred Stock [Member] | Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues					612,000	90,000	612,000
Stock Issued During Period, Shares, Other							60,000
Stock Issued During Period, Value, New Issues					$ 8,568,000
Warrant [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues						8,444,000
Warrant [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.06
Stock Issued During Period, Value, New Issues						$ 4,222,000
Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues				100																																											2,399,577
Stock Issued During Period, Value, New Issues																																															$ 240
Keystone [Member]
Short-Term Debt [Line Items]
Notes Payable		$ 240,000																																													$ 240,000					$ 240,000
Accrue interest rate		10.00%																																													10.00%					10.00%
Debt Conversion, Converted Instrument, Amount				$ 150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.06
Long-Term Debt, Current Maturities	[10]	$ 90,000																																													$ 90,000					$ 90,000
Gain (Loss) on Extinguishment of Debt																																																				242,045
Keystone [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				15,134
Keystone [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, New Issues					215,000
Keystone [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued				15,134
Keystone [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				100
Michaelson Capital [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		2,107,090																																													2,107,090					2,107,090
Long-Term Debt, Current Maturities		2,107,090	[11]					2,307,090	[11],[12]																																			2,307,090	[11],[12]		2,107,090	[11]				2,107,090	[11]		2,307,090	[11],[12]		[12]
Debt Instrument, Interest Rate, Effective Percentage																																									16.00%
Debt Instrument, Fee Amount																																									$ 10,000
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Secured Debt																		$ 3,017,090
Debt Instrument, Interest Rate, Effective Percentage																		12.00%
Debt Instrument, Periodic Payment																		$ 35,000
Repayments of Assumed Debt																		250,000																								$ 600,000	$ 50,000	125,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities																																											22,571
Proceeds from Issuance of Preferred Stock and Preference Stock																																											50,000
Loan, Securitized or Asset-Backed Financing Arrangement, Principal Outstanding																		$ 3,017,090
Michaelson Capital [Member] | Titan Trucking LLC [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Repayments of Assumed Debt																																										600,000	50,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities																																											22,571
Proceeds from Issuance of Preferred Stock and Preference Stock																																											$ 50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Repayments of Assumed Debt																																										500,000
Debt Instrument, Fee Amount																																										$ 100,000
Percentage of debt and captial securities																																										25.00%
Proceeds from Issuance of Long-Term Debt and Capital Securities, Net																																										$ 6,000,000.0
Interest Expense, Debt																																																				$ 65,357
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Repayments of Assumed Debt																																										500,000
Debt Instrument, Fee Amount																																										$ 100,000
Percentage of debt and captial securities																																										25.00%
Proceeds from Issuance of Long-Term Debt and Capital Securities, Net																																										$ 6,000,000.0
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fee Amount																																										50,000
Michaelson Capital [Member] | Standard Waste Services LLC [Member] | Cash [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fee Amount																																										50,000
Michaelson Capital [Member] | Series B Preferred Stock [Member] | Standard Waste Services LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fee Amount																																										50,000
Stock Issued During Period, Shares, New Issues																																																				5,000
Michaelson Capital [Member] | Series B Preferred Stock [Member] | Standard Waste Services LLC [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fee Amount																																										$ 50,000
Loanbuilder [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities		83,046	[13]					91,096	[13],[14]																																			91,096	[13],[14]		83,046	[13]				$ 83,046	[13]		91,096	[13],[14]		[14]
Loanbuilder [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment		1,545						1,545							$ 6,325																															$ 6,325
Repayments of Assumed Debt		6,046						6,046								$ 299,710
Gain (Loss) on Extinguishment of Debt															$ 25,299																																								25,299
Loan Builder Three [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Repayments of Assumed Debt																50,599
Individual Notes Payable [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities		25,000	[15]					25,000	[15]																																			25,000	[15]		25,000	[15]				25,000	[15]		25,000	[15]		[16]
Individual Notes Payable [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																	$ 25,000
Debt Instrument, Interest Rate, Effective Percentage																																	12.00%
Debt Instrument, Interest Rate, Increase (Decrease)																																	0.50%
Kabbage Loans [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[17]							9,344																																				9,344											9,344
Kabbage Loans [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																77,748																																																						$ 120,800
Debt Instrument, Periodic Payment																35,507
Repayments of Assumed Debt																3,658
Interest Expense, Debt																$ 4,077
Standard Waste Promissory Note (1) [Member]
Short-Term Debt [Line Items]
Debt Issuance Costs, Net		245,469																																													245,469					245,469
Notes Payable		500,000																																													500,000					500,000
Long-Term Debt, Current Maturities	[18]	500,000																																													500,000					500,000
Debt Instrument, Maturity Date						Jul. 15, 2024
Debt Instrument, Interest Rate, Stated Percentage						13.75%
Debt instrument interest rate stated percentage after maturity						18.00%
Amortization of Debt Issuance Costs																																																				245,469
Other Expenses						$ 100,000
Standard Waste Promissory Note (1) [Member] | Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Debt Issuance Costs, Net		0																																													0					0
Standard Waste Promissory Note (1) [Member] | Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Shares, Other						200,000
Standard Waste Promissory Note (2) [Member]
Short-Term Debt [Line Items]
Debt Issuance Costs, Net		1,158,562																																													1,158,562					1,158,562
Notes Payable					$ 2,359,898
Long-Term Debt, Current Maturities	[19]
Debt Instrument, Maturity Date					May 15, 2027
Amortization of Debt Issuance Costs																																																				128,729
Interest rate for first year					13.75%
Debt instrument interest rate stated percentage second year					14.75%
Debt instrument interest rate stated percentage third year					15.75%
Loans Payable		2,359,898																																													2,359,898					2,359,898
Standard Waste Promissory Note (2) [Member] | Guarantee Fee Agreements [Member]
Short-Term Debt [Line Items]
Debt Issuance Costs, Net		1,029,833																																													1,029,833					1,029,833
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.06
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Gain (Loss) on Extinguishment of Debt																																																				161,391
Debt instrument fees percentage						10.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				10,091
Titan Holdings 5 [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues				$ 10,091
Titan Holdings 5 [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues				$ 100
Glen Miller [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.06
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Gain (Loss) on Extinguishment of Debt																																																				80,689
Debt instrument fees percentage						10.00%
Class of Warrant or Right, Unissued				5,045
Glen Miller [Member] | Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Stock Issued During Period, Value, New Issues				$ 5,045
Glen Miller [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				100
Glen Miller [Member] | Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Unissued				5,045
Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt																																																				322,794
WTI Global Inc [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[20]																																																								170,000
WTI Global Inc [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																																																					$ 170,000
Debt Instrument, Interest Rate, Effective Percentage																																																																					7.00%
Peoples United [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[21]																																																								177,539
Peoples United [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																					$ 354,876
Debt Instrument, Interest Rate, Effective Percentage																																					5.75%
Debt Instrument, Periodic Payment																																					$ 16,614
M&T Bank [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[22]							133,072																																				133,072											133,072		121,927
M&T Bank [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																			8.78%
Debt Instrument, Periodic Payment																			$ 13,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			$ 176,497
Daimler Truck [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[23]							53,429																																				53,429											53,429		74,873
Debt Instrument, Interest Rate, Effective Percentage																																							6.00%
Daimler Truck [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																							$ 160,601	$ 131,940
Debt Instrument, Interest Rate, Effective Percentage																																								4.95%
Debt Instrument, Periodic Payment																																							$ 2,795	$ 2,487
Ascentium Capital [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[24]							195,519																																				195,519											195,519		152,467
Ascentium Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount										$ 220,202																					$ 311,795			$ 259,646	$ 250,000
Debt Instrument, Interest Rate, Effective Percentage										10.58%																					5.36%			3.75%	5.82%
Debt Instrument, Periodic Payment										$ 4,742																					$ 5,935			$ 4,753	$ 4,812
Balboa Capital [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[25]							42,829																																				42,829											42,829		38,895
Balboa Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																									$ 230,482
Debt Instrument, Interest Rate, Effective Percentage																									9.68%
Debt Instrument, Periodic Payment																									$ 4,860
Blue Bridge Financial [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[26]							11,733																																				11,733											11,733		10,394
Blue Bridge Financial [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																										$ 64,539
Debt Instrument, Interest Rate, Effective Percentage																										12.18%
Debt Instrument, Periodic Payment																										$ 1,442
Channel Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[27]							93,818																																				93,818											93,818
Channel Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount												$ 84,000	$ 123,574
Debt Instrument, Interest Rate, Effective Percentage												56.95%	16.69%
Debt Instrument, Periodic Payment												$ 7,448	$ 3,051
Financial Pacific [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[28]							33,006																																				33,006											33,006		29,187
Financial Pacific [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																				$ 95,127									$ 74,841
Debt Instrument, Interest Rate, Effective Percentage																				7.49%									9.87%
Debt Instrument, Periodic Payment																				$ 1,906									$ 1,585
M2 Equipment [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[29]							43,099																																				43,099											43,099		39,527
M2 Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																											$ 230,000
Debt Instrument, Interest Rate, Effective Percentage																											8.68%
Debt Instrument, Periodic Payment																											$ 4,739
Meridian Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																							$ 149,076
Debt Instrument, Interest Rate, Effective Percentage																							9.32%
Debt Instrument, Periodic Payment																							$ 3,118
Navitas [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[30]							39,840																																				39,840											39,840		36,791
Navitas [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																												$ 210,000
Debt Instrument, Interest Rate, Effective Percentage																												7.99%
Debt Instrument, Periodic Payment																												$ 4,257
Signature Bank [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																					$ 191,250									$ 284,951
Debt Instrument, Interest Rate, Effective Percentage																					8.25%									6.93%
Debt Instrument, Periodic Payment																					$ 3,901									$ 4,849
Trans Lease [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[31]							44,657																																				44,657											44,657		40,524
Trans Lease [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																						$ 210,750
Debt Instrument, Interest Rate, Effective Percentage																						9.75%
Debt Instrument, Periodic Payment																						$ 4,838
Verdant Commercial Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																				$ 241,765
Debt Instrument, Interest Rate, Effective Percentage																		12.00%																		6.25%
Debt Instrument, Periodic Payment																																				$ 4,702
Western Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																								$ 240,726
Debt Instrument, Interest Rate, Effective Percentage																								8.93%
Debt Instrument, Periodic Payment																								$ 4,989
Amur Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[32]							33,465																																				33,465											33,465
Amur Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 223,428
Debt Instrument, Interest Rate, Effective Percentage											14.14%
Debt Instrument, Periodic Payment											$ 5,215
Baxter Credit Union [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Current Maturities	[33]
Debt Instrument, Interest Rate, Effective Percentage																	8.50%
Debt Instrument, Issued, Principal																	$ 99,995
Collateralized Loans [Member]
Short-Term Debt [Line Items]
Debt, Current																																$ 3,300,000
Debt Instrument, Face Amount		7,000,000.0						3,491,925																																				3,491,925			7,000,000.0					7,000,000.0			3,491,925
Debt, Weighted Average Interest Rate																																11.57%
Debt Instrument, Maturity Date, Description																																August 2024 to December 2030
Debt Issuance Costs, Net																																$ 1,611,969
Long-Term Debt, Current Maturities		$ 2,428,848						$ 970,301																																				$ 970,301			$ 2,428,848					$ 2,428,848			$ 970,301
Promissory Note [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																																											$ 250,000
Promissory Note [Member] | Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 200,000
Debt Instrument, Interest Rate, Effective Percentage						10.00%
Debt instrument fees percentage						10.00%
Promissory Note [Member] | WTI Global Inc [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																																																																				2.254%
Promissory Note One [Member] | Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.06
Promissory Note One [Member] | Celli – Bridge Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued				20,183
Promissory Note One [Member] | Celli – Bridge Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued				100
Promissory Note Two [Member] | Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.06
Promissory Note Two [Member] | Celli – Bridge Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued				20,183
Promissory Note Two [Member] | Celli – Bridge Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued				100
6 % Loan Agreement [Member] | Daimler Truck [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																						$ 155,740
Debt Instrument, Interest Rate, Effective Percentage																																						6.00%
Debt Instrument, Periodic Payment																																						$ 2,762

[1]	On April 30, 2023, Titan Trucking signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. The promissory note matures on March 31, 2028. On November 10, 2023, Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $
[2]	On December 31, 2023, Titan Trucking and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of September 30, 2024, Titan had borrowed $
[3]	On December 31, 2023, the Company and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of December 31, 2023, Titan had borrowed $
[4]	On October 30, 2023, Titan Trucking and the Company’s CEO, Glen Miller (“Miller”), agreed to a promissory note for a principal amount of $
[5]	On October 30, 2023, the Company and its CEO, Glen Miller, agreed to a promissory note for a principal amount of $
[6]	On November 30, 2023, the Company and its COO, Jeff Rizzo (“Rizzo”), agreed to a promissory note for a principal amount of $
[7]	On November 30, 2023, the Company and its COO, Jeff Rizzo, agreed to a promissory note for a principal amount of $
[8]	The Company has an informal agreement with Charles B. Rizzo (“C. Rizzo”) to continually borrow from C. Rizzo as working capital needs arise. These additional funds are to be repaid as funding becomes available. In July of 2024, the Company sold two customer contracts in exchange for total proceeds of $
[9]	On April 30, 2023, the Company signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. On November 10, 2023 Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $
[10]	During the nine months ended September 30, 2024, there were three note payable agreements executed between the Company and Keystone Capital Partners, LLC for an aggregate amount of $240,000. The agreements were issued between May 30, 2024 and June 7, 2024. All notes mature in less than 12 months and accrue interest at a rate of 10% per annum. On July 2, 2024, Keystone Capital Partners, LLC and the Company agreed to cancel two promissory notes for a total of $150,000 in exchange for 15,134 warrants to purchase 100 shares common stock each and 15,134 shares of Series B Preferred Stock. The warrants each have an exercise price of $0.06 per share (Note 14 – Stockholders’ Equity and Mezzanine Equity). The outstanding balance of the remaining note as of September 30, 2024 was $90,000. The exchange was analyzed under ASC 470-50 and was concluded a debt extinguishment, the Company recorded a loss on extinguishment of $242,045 which is presented on the statement of operations.
[11]	On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration, assumed the liabilities of a $
[12]	On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration the Company paid for such assets, the Company assumed the liabilities of a
[13]	Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder Service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes had entered into settlement agreements prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed under all the Loanbuilder Notes was $
[14]	Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes were settled prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed due to the Loanbuilder Notes was $
[15]	On May 16, 2022, the Company issued a $
[16]	On May 16, 2022, the Company issued a $
[17]	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal value of $
[18]	On May 30, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $
[19]	On May 31, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $
[20]	On December 15, 2022, Titan Trucking entered into a $
[21]	On December 10, 2021, Titan Trucking entered into a collateralized loan agreement for $
[22]	Titan Trucking entered into a collateralized loan on December 23, 2022 with M&T Bank which matures on February 23, 2025. The loan has an interest rate of
[23]	On February 12, 2018, Titan Trucking entered into a collateralized loan agreement with Daimler Trucks for $
[24]	On May 5, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $
[25]	On August 13, 2022, Titan Trucking entered into a collateralized loan agreement with Balboa Capital for $
[26]	On August 11, 2022, Titan Trucking entered into an equipment finance agreement with Blue Bridge Financial for $
[27]	On September 19, 2023, Titan Trucking entered into a business advance finance agreement with Channel Equipment Finance for $
[28]	On July 15, 2022, Titan Trucking entered into an equipment financing agreement with Financial Pacific for $
[29]	On August 10, 2022, Titan Trucking entered into an equipment financing agreement with M2 Equipment for $
[30]	On July 23, 2022, Titan Trucking entered into an equipment financing agreement with Navitas for $
[31]	On August 20, 2022, Titan Trucking entered into a collateralized loan agreement with Trans Lease, Inc. for $
[32]	On November 8, 2023, Titan Trucking entered into an equipment financing agreement with Amur Equipment Finance for $
[33]	The Company signed a revolving loan with Baxter Credit Union, which was renewed on April 26, 2023, with a principal liability of $